10-K Basis of Presentation	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation	Basis of Presentation
Knife River has historically operated as a wholly owned subsidiary of Centennial Energy Holdings, Inc. (“Centennial” or the “Parent”) and an indirect, wholly owned subsidiary of MDU Resources and not as a stand-alone company. The accompanying audited consolidated financial statements and footnotes were prepared on a “carve-out” basis in connection with the expected spinoff, were derived from the consolidated financial statements of MDU Resources as if the Company operated on a stand-alone basis during the periods presented, and were prepared utilizing the legal entity approach in conformity with accounting principles generally accepted in the U.S. (“GAAP”).
All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the financial statements. The financial statements also include expense allocations for certain functions provided by MDU Resources and Centennial, including, but not limited to certain general corporate expenses related to finance, legal, information technology, human resources, communications, procurement, tax, treasury and insurance. These general corporate expenses are included in the Consolidated Statements of Operations within selling, general and administrative expenses. The amounts allocated were $18.0 million, $15.6 million and $14.2 million for the years ended December 31, 2022, 2021 and 2020, respectively. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder principally allocated on the basis of percent of total capital invested or other allocation methodologies that are considered to be a reasonable reflection of the utilization of the services provided to the benefits received. The allocations may not, however, reflect the expense the Company would have incurred as a stand-alone company for the periods presented. These costs also may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from a third party.
Following the spinoff from MDU Resources, the Company may perform certain functions using its own resources or purchased services. For an interim period following the spinoff, however, some of these functions will continue to be provided by MDU Resources under a transition services agreement.
The calculation for earnings per share for any period presented prior to the separation were retrospectively adjusted akin to a split-like situation to be comparable to the number of shares outstanding on May 31, 2023, the spinoff date. For periods prior to the spinoff, it is assumed that there are no dilutive equity instruments as there were no Knife River stock-based awards outstanding at that time. Our historical balance sheets reflect the number of common stock outstanding prior to the separation and no adjustments were made.
Historically, Knife River has participated in Centennial’s centralized cash management program, including its overall financing arrangements. Knife River has related-party note agreements in place with Centennial for the financing of its capital needs, which are reflected as related-party notes payable on the Consolidated Balance Sheets. Interest expense in the Consolidated Statements of Operations reflects the allocation of interest on borrowing and funding associated with the related-party note agreements.
MDU Resources maintains various benefit and stock-based compensation plans at a corporate level while certain defined pension benefit plans are maintained at a subsidiary level. The Company’s employees participate in these programs and the costs associated with its employees are included in the Company’s consolidated financial statements, as well as any net benefit plan assets or obligations.
Management has also evaluated the impact of events occurring after December 31, 2022. See Note 20 for a description of these events.
Principles of consolidation
The consolidated financial statements were prepared in accordance with GAAP and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions between the businesses comprising the Company have been eliminated in the accompanying consolidated financial statements. Related-party transactions between the Company and MDU Resources or Centennial for general operating activities and intercompany debt have been included in the consolidated financial statements. These related-party transactions have historically been settled in cash and are reflected in the Consolidated Balance Sheets as “Due from related-party” or “Due to related-party” with the aggregate net effect reflected in the Consolidated Statement of Cash Flows within operating activities and “Related-party notes payable” with the aggregate net effect reflected in the Consolidated Statement of Cash Flows within financing activities.
The aggregate net effect of related-party transactions not settled in cash have been reflected in the Consolidated Balance Sheets as the Parent investment within “Other paid-in capital” and in the Consolidated Statements of Cash Flows as “Net transfers to Parent” in the financing activities. See Note 19 for additional information on related-party transactions.
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Estimates are used for items such as long-lived assets and goodwill; fair values of acquired assets and liabilities under the acquisition method of accounting; aggregate reserves; property depreciable lives; tax provisions; revenue recognized using the cost-to-cost measure of progress for contracts; expected credit losses; environmental and other loss contingencies; costs on contracting services contracts; actuarially determined benefit costs; asset retirement obligations; lease classification; present value of right-of-use assets and lease liabilities; and the valuation of stock-based compensation. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As additional information becomes available, or actual amounts are determinable, the recorded estimates are revised. Consequently, operating results can be affected by revisions to prior accounting estimates.
Basis of presentation
The accompanying consolidated interim financial statements were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Interim financial statements do not include all disclosures provided in annual financial statements and, accordingly, these financial statements should be read in conjunction with the Company's Registration Statement on Form 10. The information is unaudited but includes adjustments that are, in the opinion of management, necessary for a fair presentation of the accompanying consolidated interim financial statements and are of a normal recurring nature.
On May 31, 2023, the Company became a stand-alone publicly traded company. Prior to the Separation on May 31, 2023, Knife River operated as a wholly owned subsidiary of Centennial and an indirect, wholly owned subsidiary of MDU Resources and not as a stand-alone company. These consolidated financial statements and footnotes reflect the historical financial position, results of operations and cash flows of the Company as historically managed within MDU Resources for the periods prior to the completion of the Separation and reflect the financial position, results of operations and cash flows as a stand-alone company for the period after the completion of the Separation. The historical consolidated financial statements and footnotes were prepared on a “carve-out” basis in connection with the Separation and were derived from the consolidated financial statements of MDU Resources as if the Company operated on a stand-alone basis during the periods presented, and were prepared utilizing the legal entity approach in conformity with GAAP. The results for the three and six months ended June 30, 2022, vary from the previously reported MDU Resources' construction materials and contracting services segment due to an adjustment to a cost allocation for interim periods to conform with the Company's current year accounting. This adjustment does not impact the historical annual financial statements included in the Company's Registration Statement on Form 10. This adjustment decreased cost of revenue by $6.0 million ($4.6 million after tax) for the three and six months ended June 30, 2022. The adjustment is not considered material for the three or six months ended June 30, 2022.
The Company utilized allocations and carve-out methodologies to prepare its historical consolidated financial statements and footnotes. The consolidated financial statements and footnotes herein may not be indicative of the Company's future performance or actual expenses that would have been incurred as a stand-alone company for the periods presented.
All revenues and costs, as well as assets and liabilities, directly associated with the business activity of the Company are included in the consolidated financial statements. In the periods prior to the Separation, the consolidated financial statements include expense allocations for certain functions provided by MDU Resources and Centennial, including, but not limited to certain general corporate expenses related to senior management, legal, human resources, finance and accounting, treasury, information technology, communications, procurement, tax, insurance and other shared services. These general corporate expenses are included in the Consolidated Statements of Operations within selling, general and administrative expenses. The amounts allocated were $4.4 million and $9.0 million for the three and six months ended June 30, 2023, respectively, and $4.7 million and $9.7 million for the three and six months ended June 30, 2022, respectively. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder principally allocated on the basis of percent of total capital invested or other allocation methodologies that are considered to be a reasonable reflection of the utilization of the services provided to the benefits received, including the following: number of employees paid and stated as cost per check; number of employees served; weighted factor of travel, managed units, national account spending, equipment and fleet acquisitions; purchase order dollars spent and purchase order line count; number of payments, vouchers or unclaimed property reports; labor hours; time tracked; and projected workload.
Prior to the Separation, Knife River historically participated in Centennial’s centralized cash management program, including its overall financing arrangements. This arrangement is not reflective of the manner in which the Company would have been able to finance its operations had it been independent from MDU Resources for the period prior to the completion of the Separation. Knife River had related-party note agreements in place with Centennial for the financing of its capital needs, which are reflected as related-party notes payable on the Consolidated Balance Sheets as of December 31, 2022. The related-party notes payable to Centennial at May 30, 2023, was $889.7 million. As part of the Separation, Centennial made an equity contribution to the Company to release the Company of its obligation related to the outstanding notes payable. Also as part of the Separation, the Company entered into debt agreements and subsequently paid a dividend of $825.0 million from the debt proceeds to Centennial, which Centennial used to repay a portion of the Company's outstanding indebtedness. These transactions resulted in the Company receiving a net equity contribution of $64.7 million and is reflected as “Net transfers from Centennial and MDU Resources including separation adjustments” in the Consolidated Statement of Equity. Interest expense in the Consolidated Statements of Operations includes the allocation of interest on borrowing and funding associated with the related-party note agreements for periods prior to the Separation.
Prior to the Separation, income tax expense and tax balances in the consolidated financial statements were calculated on a separate tax return basis. The separate tax return method applies the accounting guidance for income taxes to the standalone financial statements as if the Company were a separate taxpayer and a standalone enterprise. Management believes the assumptions supporting the allocation and presentation of income taxes on a separate return basis are reasonable. As a stand-alone entity, the Company will file tax returns on its own behalf, and tax balances and effective income tax rate may differ from the amounts reported in the historical periods.
Management has also evaluated the impact of events occurring after June 30, 2023, up to the date of issuance of these consolidated interim financial statements on August 8, 2023, that would require recognition or disclosure in the Consolidated Financial Statements.
Principles of consolidation
For the pre-Separation periods, the accompanying financial statements of the Company were derived from the consolidated financial statements and accounting records of MDU Resources as if the Company and its wholly owned subsidiaries operated on a stand-alone basis during the periods presented. The consolidated financial statements were prepared in accordance with GAAP and include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions between the businesses comprising the Company have been eliminated in the accompanying consolidated financial statements. Related-party transactions between the Company and MDU Resources or Centennial for general operating activities and intercompany debt have been included in the consolidated financial statements for the pre-Separation periods. These related-party transactions were settled in cash and are reflected in the pre-Separation Consolidated Balance Sheets as “Due from related-party” or “Due to related-party” with the aggregate net effect reflected in the Consolidated Statements of Cash Flows within operating activities and “Related-party notes payable” with the aggregate net effect reflected in the Consolidated Statements of Cash Flows within financing activities.
The aggregate net effect of related-party transactions not settled in cash as part of the Separation have been reflected in the pre-Separation Consolidated Balance Sheet within “Other paid-in capital”. See Note 18 for additional information on related-party transactions.
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Estimates are used for items such as long-lived assets and goodwill; fair values of acquired assets and liabilities under the acquisition method of accounting; aggregate reserves; property depreciable lives; tax provisions; revenue recognized using the cost-to-cost measure of progress for contracts; expected credit losses; environmental and other loss contingencies; costs on contracting services contracts; actuarially determined benefit costs; asset retirement obligations; lease classification; present value of right-of-use assets and lease liabilities; and the valuation of stock-based compensation. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As additional information becomes available, or actual amounts are determinable, the recorded estimates are revised. Consequently, operating results can be affected by revisions to prior accounting estimates.
New accounting standards
There have been no recent accounting standards that are expected to materially affect the Company.
Cash, cash equivalents and restricted cash
The Company considers all highly liquid investments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. At June 30, 2023, the $68.5 million of cash, cash equivalents and restricted cash on the Consolidated Statements of Cash Flows is comprised of $40.1 million of cash and cash equivalents and $28.4 million of restricted cash. At June 30, 2022, the Company did not have any restricted cash. Restricted cash represents deposits held by Knife River's captive insurance company that is required by state insurance regulations to remain in the captive insurance company as cash.
Seasonality of operations
Some of the Company's operations are seasonal and revenues from, and certain expenses for, such operations may fluctuate significantly among quarterly periods, with lower activity in the winter months and higher activity in the summer months. Accordingly, the interim results for particular segments, and for the Company as a whole, may not be indicative of results for the full fiscal year or other future periods.